Commitments, Guarantees, Concentrations and Contingencies - Components of Operating and Finance Lease Costs (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease cost			$ 17,371	$ 16,380
Finance lease cost – amortization of ROU assets			719	0
Finance lease cost – interest expense on lease liabilities			167	0
Short-term lease cost			463	323
Variable lease cost			2,382	880
Sublease income			(820)	(512)
Total lease cost			20,282	17,071	$ 11,569
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases			17,444	12,446
Operating cash outflows from finance leases			85	0
Financing cash outflows from finance leases	$ 163	$ 0	$ 489	$ 0	$ 0